Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1],[2]	$ 767,365	$ 757,283
Acceptances	[1],[2],[3]	148	18,628
Total loans and acceptances	[1],[4]	767,513	775,911
Allowance for credit losses	[1]	(6,537)	(6,462)
Total loans and acceptances net of allowance for credit losses	[1]	760,976	769,449
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		350,941	344,182
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		106,379	104,170
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		17,374	17,109
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		292,671	291,822
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	523,361	494,192
Canada [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	297,677	290,253
Canada [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	82,892	80,732
Canada [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	8,982	8,216
Canada [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	133,810	114,991
United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	59,246	65,750
United States [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,009	4,408
United States [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	55,237	61,342
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	44,190	46,030
Mexico [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	16,749	16,556
Mexico [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,615	2,200
Mexico [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	832	808
Mexico [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	23,994	26,466
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	49,159	52,617
Chile [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	20,410	21,499
Chile [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,868	5,081
Chile [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	3,551	3,654
Chile [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	20,330	22,383
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	21,038	22,579
Peru [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,113	4,102
Peru [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	5,623	5,424
Peru [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	757	1,049
Peru [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	10,545	12,004
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	11,346	12,750
Colombia [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,196	2,390
Colombia [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,186	2,349
Colombia [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,446	1,684
Colombia [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	5,518	6,327
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	59,025	63,365
Other International [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	9,796	9,382
Other International [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,186	3,976
Other International [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,806	1,698
Other International [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	$ 43,237	$ 48,309

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	96.5% of acceptances reside outside Canada (October 31, 2023 – 0.6%).
[4]	Loans and acceptances denominated in U.S. dollars were $137,804 (2023 – $151,499), in Chilean pesos $39,425 (2023 – $41,499), Mexican pesos $31,522 (2023 – $34,894), and in other foreign currencies $54,549 (2023 – $55,855).